Long-term investments (Details Textuals) In Millions, unless otherwise specified		1 Months Ended
	Feb. 28, 2011 CNY	Feb. 28, 2011 Pingdingshan Rural Cooperative Bank USD ($)
Schedule of Cost-method Investments [Line Items]
Long-term Investments	8.0	$ 1.2
Percentage of interest in Cooperative Bank		2.86%